MoA Clear Passage 2020 Fund Expense Example - MoA Clear Passage 2020 Fund - MoA Clear Passage 2020 Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616